Average Annual Total Returns - Invesco Short Duration Inflation Protected Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A2 InceptionDate	Class A2 1Year	Class A2 5Years	Class A2 10Years	Class A2 Return After Taxes on Distributions 1Year	Class A2 Return After Taxes on Distributions 5Years	Class A2 Return After Taxes on Distributions 10Years	Class A2 Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A2 Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A2 Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class A2 ICE BofA 1-5 Year US Inflation-Linked Treasury Index (reflects no deduction for fees, expenses or taxes) 1Year	Class A2 ICE BofA 1-5 Year US Inflation-Linked Treasury Index (reflects no deduction for fees, expenses or taxes) 5Years	Class A2 ICE BofA 1-5 Year US Inflation-Linked Treasury Index (reflects no deduction for fees, expenses or taxes) 10Years	Class A2 Lipper Inflation Protected Bond Funds Index 1Year	Class A2 Lipper Inflation Protected Bond Funds Index 5Years	Class A2 Lipper Inflation Protected Bond Funds Index 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years
Total	Oct. 31, 2002	2.41%	1.91%	0.97%	Dec. 15, 1987	4.18%	2.36%	1.18%	3.79%	1.63%	0.78%	2.47%	1.48%	0.73%	5.69%	3.01%	1.92%	9.77%	4.47%	3.21%	Oct. 03, 2008	5.35%	2.71%	1.38%	Jul. 13, 1987	5.35%	2.73%	1.39%	Dec. 31, 2015	5.48%	2.73%	1.37%	[1]

[1]	Performance shown prior to the inception date is that of the Fund's Class A2 shares at net asset value and restated to reflect the 12b-1 fees applicable to that class.